Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Term Loan B facility	$ 441,471	$ 386,292
Credit facilities	69,161	141,805
Total borrowings	510,632	528,097
Less: Long-term unamortized discount	(10,824)	(1,471)
Less: Current portion of long-term debt, net	(26,586)	(74,031)
Less: Deferred finance costs, net	(6,345)	(2,850)
Long-term debt, net	$ 466,877	$ 449,745